Sale of businesses	6 Months Ended
Dec. 31, 2019
Disclosure of business disposal [abstract]
Sale of businesses	Sale of businesses

In the six months ended 31 December 2018 Diageo completed the sale of a portfolio of 19 brands to Sazerac for an aggregate consideration of $550 million (£435 million).